UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response........10.5

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21311

PIMCO High Income Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	March 31, 2010

Date of reporting period:	June 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO High Income Fund Schedule of Investments

June 30, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
CORPORATE BONDS & NOTES—70.0%
Airlines—2.3%
$8,760	American Airlines, Inc., 8.608%, 10/1/12	Ba3/BB-	$7,008,000
	Continental Airlines, Inc.,
8,972	6.92%, 4/2/13 (a)(b)(g)	NR/NR	7,795,045
10,000	9.00%, 7/8/16 (e)	Baa2/A-	10,050,000
			24,853,045
Automotive—1.7%
	Ford Motor Co.,
5,000	7.125%, 11/15/25	Ca/CCC-	2,775,000
5,900	7.50%, 8/1/26	Ca/CCC-	3,215,500
5,000	9.215%, 9/15/21	Ca/CCC-	2,925,000
9,450	Goodyear Tire & Rubber Co., 9.00%, 7/1/15	B1/B+	9,402,750
			18,318,250
Chemicals—0.9%
10,000	Dow Chemical Co., 8.55%, 5/15/19	Baa3/BBB-	10,034,290

Commercial Products—0.4%
5,000	United Rentals North America, Inc., 6.50%, 2/15/12	B2/B	4,875,000

Computer Services—0.8%
9,000	SunGard Data Systems, Inc., 10.25%, 8/15/15	Caa1/B-	8,358,750

Electronics—1.1%
1,950	Sanmina-SCI Corp., 8.125%, 3/1/16	B3/CCC	1,430,812
	Sensata Technologies BV,
9,375	8.00%, 5/1/14	Caa3/CCC-	4,652,344
€10,700	11.25%, 1/15/14	NR/NR	6,603,678
			12,686,834
Entertainment—0.1%
$550	Speedway Motorsports, Inc., 8.75%, 6/1/16 (a)(d)	Ba1/BB	559,625

Financial Services—41.7%
8,570	AGFC Capital Trust I, 6.00%, 1/15/67, VRN (a)(d)	Ba2/B	1,801,260
	AIG SunAmerica Global Financing VI,
2,000	6.30%, 5/10/11	A1/A+	1,867,830
14,000	6.30%, 5/10/11 (a)(d)(j)	A1/A+	13,159,510
	American General Finance Corp.,
2,000	1.134%, 8/17/11, FRN	Baa2/BB+	1,330,414
3,445	4.625%, 9/1/10	Baa2/BB+	2,608,278
2,925	4.875%, 7/15/12	Baa2/BB+	1,733,092
10,000	5.40%, 12/1/15	Baa2/BB+	5,393,460
2,515	5.85%, 6/1/13	Baa2/BB+	1,444,246
3,000	6.90%, 12/15/17	Baa2/BB+	1,626,585
	American International Group, Inc.,
7,000	0.709%, 3/20/12, FRN (j)	A3/NR	3,647,392
€3,500	1.556%, 4/26/11, FRN	A3/A-	3,070,522
$2,500	4.25%, 5/15/13	A3/A-	1,449,757
2,000	4.70%, 10/1/10 (j)	A3/A-	1,624,372

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Financial Services (continued)
€5,000	4.875%, 3/15/67, FRN	Ba2/BBB	$1,437,717
$4,500	5.05%, 10/1/15 (j)	A3/A-	2,431,143
3,000	5.375%, 10/18/11 (j)	A3/A-	2,162,559
£10,000	5.75%, 3/15/67, FRN	Ba2/BBB	3,376,042
$3,150	5.85%, 1/16/18 (j)	A3/A-	1,668,842
32,050	8.175%, 5/15/68, (converts to FRN on 5/15/38) (a)(d)	Ba2/BBB	9,149,890
40,750	8.25%, 8/15/18 (a)(d)(j)	A3/A-	24,013,160
£15,300	8.625%, 5/22/68, (converts to FRN on 5/22/18) (b)	Ba2/BBB	6,047,232
$12,500	AmSouth Bancorp, 6.75%, 11/1/25	Ba1/BBB	8,504,962
25,000	Aviation Capital Corp., 2.224%, 8/8/12 (a)(b)(g)	NR/NR	17,472,877
5,000	Bank of America NA, 5.30%, 3/15/17 (j)	A1/A	4,248,655
160	BankAmerica Capital II, 8.00%, 12/15/26	Baa3/B	132,999
5,100	BankAmerica Institutional Capital B, 7.70%, 12/31/26 (a)(d)	Baa3/B	4,160,626
£32,175	Barclays Bank PLC, 14.00%, 6/15/19, FRN (h)	Baa2/BBB+	60,803,024
$5,000	Buffalo Thunder Development Authority, 9.375%, 12/15/14 (a)(d)	NR/NR	725,000
7,700	Chukchansi Economic Development Authority, 8.00%, 11/15/13 (a)(b)(d)	B3/B+	5,197,500
	CIT Group, Inc.,
5,000	1.322%, 4/27/11, FRN	Ba2/BB-	3,541,850
€5,000	4.25%, 9/22/11	Ba2/BB-	4,909,277
$650	4.75%, 12/15/10	Ba2/BB-	510,417
1,800	5.20%, 11/3/10	Ba2/BB-	1,422,326
1,225	5.40%, 2/13/12	Ba2/BB-	833,628
2,650	5.60%, 4/27/11	Ba2/BB-	1,988,056
2,650	5.60%, 11/2/11	Ba2/BB-	1,945,964
3,000	5.80%, 7/28/11	Ba2/BB-	2,250,588
10,000	12.00%, 12/18/18 (a)(d)	Ba3/B	4,702,070
£4,100	Citigroup Capital XVIII, 6.829%, 6/28/67, FRN	Baa3/CC	3,544,844
$1,100	First Horizon National Corp., 4.50%, 5/15/13	Baa2/BB+	878,006
	Ford Motor Credit Co. LLC,
1,500	3.889%, 1/13/12, FRN	Caa1/CCC+	1,162,500
825	7.00%, 10/1/13	Caa1/CCC+	664,127
600	7.80%, 6/1/12	Caa1/CCC+	516,677
20,000	8.00%, 6/1/14	Caa1/CCC+	16,203,880
	General Motors Acceptance Corp. LLC,
3,000	6.00%, 12/15/11	Ca/CCC	2,520,234
5,000	6.75%, 12/1/14	C/CCC	3,849,555
3,720	7.00%, 2/1/12	Ca/CCC	3,089,598
16,270	8.00%, 11/1/31	Ca/CCC	11,157,689
35,200	GMAC LLC, 7.50%, 12/31/13 (a)(d)	Ca/CCC	27,632,000
5,000	HBOS PLC, 6.75%, 5/21/18 (a)(d)	Baa2/A-	3,779,765
	Host Hotels & Resorts L.P.,
2,000	6.375%, 3/15/15	Ba1/BB+	1,740,000
2,000	6.75%, 6/1/16	Ba1/BB+	1,745,000
	International Lease Finance Corp.,
€15,000	1.656%, 8/15/11, FRN	Baa2/BBB+	15,695,238
$4,070	4.75%, 1/13/12 (j)	Baa2/BBB+	3,207,551
1,125	4.95%, 2/1/11	Baa2/BBB+	957,314
3,935	5.00%, 9/15/12 (j)	Baa2/BBB+	3,046,308
2,000	5.35%, 3/1/12	Baa2/BBB+	1,562,126
1,960	5.40%, 2/15/12	Baa2/BBB+	1,530,107
1,250	5.45%, 3/24/11	Baa2/BBB+	1,048,420

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Financial Services (continued)
$1,950	5.55%, 9/5/12	Baa2/BBB+	$1,516,412
1,675	5.625%, 9/15/10	Baa2/AA	1,505,217
1,000	5.625%, 9/20/13	Baa2/BBB+	756,383
2,000	5.875%, 5/1/13	Baa2/BBB+	1,516,584
18,000	6.29%, 10/15/17 (g)(j)	NR/BBB+	10,403,551
17,715	6.375%, 3/25/13 (j)	Baa2/BBB+	13,492,364
1,500	6.625%, 11/15/13	Baa2/BBB+	1,155,990
	JET Equipment Trust, (a)(b)(d)(f),
91	7.63%, 2/15/15	NR/NR	36,589
235	10.00%, 12/15/13	NR/NR	128,362
2,050	JPMorgan Chase & Co., 7.90%, 4/30/18, FRN (h)	A2/BBB+	1,798,936
21,610	M&I Marshall & Ilsley Bank, 4.85%, 6/16/15 (j)	A3/BBB-	15,626,883
3,150	MUFG Capital Finance I Ltd., 6.346%, 7/25/16, FRN (h)	A2/BBB+	2,761,003
3,705	NSG Holdings LLC, 7.75%, 12/15/25 (a)(b)(d)	Ba2/BB	2,982,525
10,000	Pacific Life Insurance Co., 9.25%, 6/15/39 (a)(d)(j)	A3/A	9,719,600
36,000	Rabobank Nederland NV, 11.00%, 6/30/19, FRN (a)(d)(h)	Aa2/AA-	40,151,484
£2,347	Royal Bank of Scotland PLC, 6.334%, 4/6/11, FRN (g)	NR/NR	1,516,059
$1,000	Scotland International Finance No 2 BV, 4.25%, 5/23/13 (a)(d)	Baa1/A	832,061
€4,255	SG Capital Trust I LLC, 7.875%, 2/22/10, FRN (h)	A1/BBB+	4,714,939
€1,082	SG Capital Trust III, 5.419%, 11/10/13, FRN (h)	A1/BBB+	887,836
	SLM Corp.,
$3,600	1.736%, 1/31/14, FRN	Ba1/BBB-	2,189,952
22,735	8.45%, 6/15/18	Ba1/BBB-	19,475,847
2,500	SMFG Preferred Capital Ltd., 9.50%, 7/25/18, FRN (a)(d)(h)	A2/BBB+	2,428,995
896	State Street Capital Trust III, 8.25%, 3/15/42, VRN	A2/BBB+	757,425
2,000	USB Capital IX, 6.189%, 4/15/11, VRN (h)	A2/BBB+	1,350,502
2,500	Wells Fargo Capital XIII, 7.70%, 3/26/13, FRN (h)	Ba3/A-	2,076,588
			459,706,148
Healthcare & Hospitals—2.4%
	HCA, Inc.,
3,000	7.50%, 12/15/23	Caa1/B-	1,967,985
2,900	8.36%, 4/15/24	Caa1/B-	1,928,021
11,552	9.00%, 12/15/14	Caa1/B-	9,607,579
12,875	9.875%, 2/15/17 (a)(d)	B2/BB-	13,068,125
			26,571,710
Hotels/Gaming—0.3%
	MGM Mirage (a)(d),
1,200	10.375%, 5/15/14	B1/B	1,251,000
2,100	11.125%, 11/15/17	B1/B	2,236,500
			3,487,500
Leisure—1.2%
	Royal Caribbean Cruises Ltd.,
5,000	6.875%, 12/1/13	Ba2/BB-	4,200,000
4,500	7.00%, 6/15/13	Ba3/BB-	3,954,375
2,000	7.25%, 6/15/16	Ba3/BB-	1,590,000
2,000	7.25%, 3/15/18	Ba3/BB-	1,590,000
3,000	7.50%, 10/15/27	Ba3/BB-	2,025,000
			13,359,375

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Machinery—0.2%
$2,600	Chart Industries, Inc., 9.125%, 10/15/15	B3/B+	$2,431,000

Metals & Mining—1.9%
	Teck Resources Ltd., (a)(d),
2,600	9.75%, 5/15/14	Ba3/BB+	2,693,589
2,400	10.25%, 5/15/16	Ba3/BB+	2,517,089
14,350	10.75%, 5/15/19	Ba3/BB+	15,450,014
			20,660,692

Multi-Media—0.2%
€2,420	Lighthouse International Co. S.A., 8.00%, 4/30/14 (a)(b)(d)	B3/BB-	1,612,347

Oil & Gas—3.8%
$7,150	Chesapeake Energy Corp., 9.50%, 2/15/15	Ba3/BB	7,239,375
	Cie Generale de Geophysique-Veritas,
4,640	7.50%, 5/15/15	Ba3/BB	4,280,400
1,000	7.75%, 5/15/17	Ba3/BB	915,000
9,825	Dynergy-Roseton Danskammer, Inc., 7.67%, 11/8/16	B2/B	8,621,438
5,000	El Paso Corp., 8.05%, 10/15/30	Ba3/BB-	4,182,030
3,000	Enbridge Energy Partners L.P., 8.05%, 10/1/77, FRN	Baa3/BB+	2,192,964
1,100	Ferrellgas L.P., 8.75%, 6/15/12	B2/B-	1,028,500
6,000	OPTI Canada, Inc., 8.25%, 12/15/14	Caa1/B	3,990,000
10,025	SandRidge Energy, Inc., 8.625%, 4/1/15, PIK	B3/B-	9,047,562
15,460	SemGroup L.P., 8.75%, 11/15/15 (a)(b)(d)(f)	NR/NR	695,700
			42,192,969

Paper/Paper Products—0.3%
8,045	Verso Paper Holdings LLC, 9.125%, 8/1/14	B2/B-	3,781,150

Printing/Publishing—0.5%
10,281	Dex Media West LLC, 9.875%, 8/15/13 (f)	NR/D	1,593,555
1,000	Hollinger, Inc., 11.875%, 3/1/11 (a)(b)(d)(f)(g)	NR/NR	159,854
3,075	Local Insight Regatta Holdings, Inc., 11.00%, 12/1/17	Caa3/CCC+	830,250
7,250	RH Donnelley, Inc., 11.75%, 5/15/15, Term B (a)(d)(f)	NR/D	3,371,250
			5,954,909

Telecommunications—6.8%
23,850	Citizens Communications Co., 9.00%, 8/15/31	Ba2/BB	19,795,500
	Hawaiian Telcom Communications, Inc. (b)(f),
900	zero coupon, 5/1/13, FRN	NR/NR	13,500
8,815	9.75%, 5/1/13	NR/NR	132,225
1,000	Intelsat Corp., 9.25%, 6/15/16 (a)(d)	B3/BB-	962,500
3,140	Nortel Networks Ltd., 10.125%, 7/15/13 (f)	NR/NR	1,083,300
14,625	PanAmSat Corp., 6.875%, 1/15/28	B1/BB-	10,749,375
10,250	Qwest Corp., 8.375%, 5/1/16 (a)(d)	Ba1/BBB-	9,942,500
25,970	Sprint Capital Corp., 8.75%, 3/15/32	Ba2/BB	21,035,700
4,200	Telesat Canada, Inc., 12.50%, 11/1/17 (a)(d)	Caa1/B-	4,158,000
7,500	Wind Acquisition Finance S.A., 10.75%, 12/1/15 (a)(b)(d)	B2/BB-	7,537,500
			75,410,100

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Tobacco—0.3%
$2,800	Reynolds American, Inc., 7.625%, 6/1/16	Baa3/BBB	$2,812,230

Transportation—0.2%
2,000	Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.,
	9.375%, 5/1/12	B2/B+	1,910,000

Utilities—2.9%
	Energy Future Holdings Corp.,
2,000	10.875%, 11/1/17	Caa1/B-	1,470,000
120	11.25%, 11/1/17, PIK	Caa1/B-	73,800
19,450	Legrand Holding S.A., 8.50%, 2/15/25	Baa3/BBB	16,775,022
3,760	NV Energy, Inc., 6.75%, 8/15/17	Ba3/BB	3,424,315
	Texas Competitive Electric Holdings Co. LLC,
14,550	10.25%, 11/1/15	Caa1/CCC	9,130,125
3,105	10.50%, 11/1/16, PIK	Caa1/CCC	1,443,999
			32,317,261
	Total Corporate Bonds & Notes (cost—$861,102,563)		771,893,185

MORTGAGE-BACKED SECURITIES—12.0%
3,229	American Home Mortgage Assets, 6.25%, 6/25/37, CMO	Ca/B+	1,607,091
466	American Home Mortgage Investment Trust, 5.66%, 9/25/45, CMO, FRN	A1/A	285,423
4,670	Banc of America Commercial Mortgage, Inc., 5.935%, 2/10/51, CMO, VRN	NR/AAA	3,779,786
122	Banc of America Mortgage Securities, Inc., 5.433%, 2/25/36, CMO, FRN	NR/AAA	81,922
	Bear Stearns Adjustable Rate Mortgage Trust, CMO,
108	4.991%, 1/25/35, VRN	A1/AAA	79,754
1,334	5.457%, 5/25/47, VRN	NR/AAA	778,735
632	5.733%, 2/25/36, FRN	B3/AAA	372,209
2,400	Bear Stearns Commercial Mortgage Securities, 4.75%, 2/13/46, CMO, VRN	NR/AAA	2,093,880
10,000	Bear Stearns Commercial Mortgage Securities Trust,
	5.909%, 6/11/40, CMO, VRN	Aaa/NR	8,233,778
554	Chase Mortgage Finance Corp., 5.426%, 3/25/37, CMO, FRN	B3/NR	340,050
	Citigroup Mortgage Loan Trust, Inc., CMO,
638	1.114%, 8/25/35, FRN (a)(d)	NR/AAA	408,049
371	5.672%, 7/25/46, VRN	NR/AAA	197,918
2,626	5.994%, 9/25/37, VRN	NR/AAA	1,424,152
9,945	Citigroup/Deutsche Bank Commercial Mortgage Trust,
	5.617%, 10/15/48, CMO	Aaa/AAA	8,121,831
6,483	Commercial Mortgage Pass Through Certificates, 5.306%, 12/10/46, CMO	Aaa/NR	4,745,163
	Countrywide Alternative Loan Trust, CMO,
1,013	0.504%, 9/25/46, FRN	Caa2/B	387,339
1,123	5.886%, 2/25/37, VRN	NR/AAA	662,138
791	6.00%, 11/25/36	Caa1/NR	439,938
442	6.50%, 6/25/36	Caa2/NR	219,308
245	Countrywide Home Loan Mortgage Pass-Through Trust,
	6.069%, 9/25/47, CMO, VRN	NR/B+	144,206
	GSR Mortgage Loan Trust, CMO, VRN,
616	5.176%, 1/25/36	NR/BBB	413,614
565	5.347%, 11/25/35	NR/AAA	404,469
	Harborview Mortgage Loan Trust, CMO,
231	0.505%, 8/21/36, FRN	Ba3/A	98,206
1,948	5.75%, 8/19/36, VRN	NR/B	875,520
225	5.849%, 8/19/36, VRN	NR/B	136,182

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
$544	Indymac Index Mortgage Loan Trust, 5.099%, 9/25/35, CMO, VRN	B2/AAA	$337,042
	JPMorgan Chase Commercial Mortgage Securities Corp., CMO,
15,000	5.336%, 5/15/47	Aaa/AAA	11,540,561
800	5.399%, 5/15/45	Aaa/AAA	636,035
7,600	5.44%, 6/12/47	Aaa/AAA	5,744,264
2,200	5.794%, 2/12/51, VRN	Aaa/AAA	1,649,567
12,500	6.065%, 4/15/45, VRN	Aaa/AAA	10,644,861
	LB-UBS Commercial Mortgage Trust, CMO,
400	5.372%, 9/15/39	Aaa/AAA	325,418
13,000	5.866%, 9/15/45, VRN	NR/AAA	9,980,123
5,475	6.080%, 6/15/38, VRN	Aaa/AAA	4,599,688
223	Luminent Mortgage Trust, 0.514%, 10/25/46, CMO, FRN	Ba1/AAA	91,916
624	MASTR Adjustable Rate Mortgage Trust, 0.554%, 5/25/37, CMO, FRN	Caa2/BB	266,230
746	Merrill Lynch Alternative Note Asset, 5.557%, 6/25/37, CMO, VRN	Caa2/B	343,836
516	Merrill Lynch Mortgage Backed Securities Trust,
	5.845%, 4/25/37, CMO, VRN	NR/AA	277,434
	Morgan Stanley Capital I, CMO, VRN,
13,735	5.447%, 2/12/44	Aaa/AAA	10,532,747
2,925	6.076%, 6/11/49	NR/AAA	2,211,209
149	Morgan Stanley Mortgage Loan Trust, 5.380%, 6/25/36, CMO, FRN	A1/AAA	121,471
	Residential Asset Securitization Trust, CMO,
600	6.25%, 10/25/36	Caa3/CCC	304,095
800	6.50%, 8/25/36	Ca/CCC	382,918
214	Sequoia Mortgage Trust, 5.102%, 1/20/47, CMO, VRN,	NR/AAA	121,841
	Wachovia Bank Commercial Mortgage Trust, CMO,
2,847	0.399%, 6/15/20, FRN (a)(d)	Aaa/AAA	2,096,744
20,470	5.294%, 12/15/43 (j)	Aaa/AAA	16,843,774
15,000	5.418%, 1/15/45, VRN	Aaa/AAA	12,019,194
	WaMu Mortgage Pass-Through Certificates, CMO,
415	5.293%, 1/25/37, FRN	NR/A	243,035
1,573	5.394%, 2/25/37, VRN	NR/BBB-	933,710
373	5.468%, 4/25/37, FRN	NR/B	223,467
264	5.575%, 12/25/36, FRN	NR/BBB	170,299
959	5.581%, 12/25/36, VRN	NR/BB	591,973
641	5.632%, 5/25/37, FRN	NR/B	414,569
830	5.687%, 2/25/37, VRN	NR/B	464,159
887	5.833%, 2/25/37, FRN	NR/B	556,111
484	5.929%, 9/25/36, VRN	NR/AAA	312,003
	Wells Fargo Mortgage Backed Securities Trust, CMO, FRN,
580	5.593%, 7/25/36	NR/AAA	389,549
433	6.028%, 9/25/36	B3/NR	273,208
	Total Mortgage-Backed Securities (cost—$131,371,479)		131,973,712

SOVEREIGN DEBT OBLIGATIONS—4.5%
Brazil—4.5%
	Brazil Notas do Tesouro Nacional,
BRL 44,300	10.00%, 1/1/12	NR/NR	22,125,587
BRL 43,000	10.00%, 1/1/17	NR/NR	19,176,447
BRL 15,000	Federal Republic of Brazil, 12.50%, 1/5/22	Ba1/BBB-	8,534,034
	Total Sovereign Debt Obligations (cost—$50,212,484)		49,836,068

		Credit Rating
Shares		(Moody’s/S&P)	Value*
CONVERTIBLE PREFERRED STOCK—2.5%
Banking—2.5%
34,925	Wells Fargo & Co., 7.50%, 12/31/49, Class A	Ba3/A-	$27,415,077

Insurance—0.0%
42,900	American International Group, Inc., 8.50%, 8/1/11	Ba2/NR	408,408
	Total Convertible Preferred Stock (cost—$26,309,036)		27,823,485

Principal
Amount
(000)
U.S. GOVERNMENT AGENCY SECURITIES—2.2%
	Freddie Mac, FRN (i),
$9,756	0.703%, 3/9/11	Aaa/AAA	9,791,873
145	0.888%, 2/1/11	Aaa/AAA	144,795
5,085	0.926%, 5/4/11	Aaa/AAA	5,098,104
9,715	0.937%, 8/5/11	Aaa/AAA	9,718,526
	Total U.S. Government Agency Securities (cost—$24,757,776)		24,753,298

SENIOR LOANS (a)(c)—2.2%
Chemicals—0.1%
1,098	INEOS Group Ltd., 7.001%, 10/7/12, Term A		820,140

Commercial Products—0.0%
171	Berry Plastics, 8.161%, 6/5/14 (b)		146,568

Entertainment—0.4%
	Tribune Co.,(b)(f),
1,109	5.00%, 6/4/24, Term X		379,392
13,381	5.25%, 6/4/24, Term B		4,227,432
			4,606,824

Financial Services—1.7%
19,650	Chrysler Financial Corp., 4.32%, 8/3/12		18,299,062
	Total Senior Loans (cost—$32,236,512)		23,872,594

ASSET-BACKED SECURITIES—0.4%
7,590	Citigroup Commercial Mortgage Trust, 5.858%, 7/1/17 (a)(b)	NR/NR	4,027,988
900	GSAA Trust, 0.614%, 3/25/37, FRN	Caa2/AAA	296,753
637	Reliant Energy Mid-Atlantic Power Holdings LLC, 9.237%, 7/2/17	Ba1/BB	611,135
	Total Asset-Backed Securities (cost—$5,260,320)		4,935,876

U.S. TREASURY NOTE (i)—0.2%
1,978	U.S. Treasury Note, 0.875%, 4/30/11 (cost—$1,976,232)		1,972,903

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
SHORT-TERM INVESTMENTS—6.0%
Corporate Notes—2.8%
Financial Services—2.4%
	American General Finance Corp.,
$15,000	0.706%, 3/2/10, FRN	Baa2/NR	$12,863,160
3,100	4.875%, 5/15/10	Baa2/BB+	2,608,718
3,000	CIT Group, Inc., 4.25%, 2/1/10	Ba2/BB-	2,693,706
4,075	Ford Motor Credit Co. LLC, 7.875%, 6/15/10	Caa1/CCC+	3,871,540
4,850	Universal City Development Partners Ltd., 11.75%, 4/1/10	B2/B+	4,631,750
			26,668,874
Oil & Gas—0.4%
4,000	Ferrellgas L.P., 8.87%, 8/1/09 (a)(b)(g)	NR/NR	3,979,309
	Total Corporate Notes (cost—$29,314,735)		30,648,183

U.S. Treasury Bills (i)—0.5%
5,295	0.08%-0.15%, 7/9/09-7/30/09 (cost—$5,294,736)		5,294,736

Repurchase Agreements—2.7%
27,300	JPMorgan Chase Bank, dated 6/30/09, 0.09%, due 7/1/09, proceeds $27,300,068; collateralized by Freddie Mac, 4.50%, due 1/15/14, valued at $27,810,628 including accrued interest		27,300,000
3,029	State Street Bank & Trust Co., dated 6/30/09, 0.01%, due 7/1/09, proceeds $3,029,001; collateralized by U.S. Treasury Bills, 0.10%, due 8/6/09, valued at $3,089,691 including accrued interest		3,029,000
	Total Repurchase Agreements (cost—$30,329,000)		30,329,000

	Total Short-Term Investments (cost—$64,938,471)		66,271,919

	Total Investments (cost—$1,198,164,873)—100.0%		$1,103,333,040

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily, available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange-traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the Net Asset Value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV may change on days when an investor is not able to purchase or sell shares.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s NAV is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a) Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $276,468,596 representing 25.1% of total investments.
(b) Illiquid security.
(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on June 30, 2009.

(d)

144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e) When-issued security.
(f) In default.
(g) Fair-Valued—Securities with an aggregate value of $41,326,695, representing 3.7% of total investments.
(h) Perpetual maturity security. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable therafter.
(i) All or partial amount segregated as collateral for futures, when-issued securities and swaps.
(j) All or partial amount segregated as collateral for reverse repurchase agreement.

Glossary:
£—British Pound
€—Euro
BRL—Brazilian Real
CMO—Collateralized Mortgage Obligation
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on June 30, 2009.
LIBOR—London Inter-Bank Offered Rate
NR—Not Rated
PIK—Payment-in-Kind
VRN—

Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on June 30, 2009.

Other Investments:

(A)  Futures contracts outstanding at June 30, 2009:

			Market		Unrealized
			Value	Expiration	Appreciation
Type		Contracts	(000)	Date	(Depreciation)
Long:	Financial Futures Euro—90 day	86	$21,305	12/14/09	$950
	Financial Futures Euro—90 day	954	233,003	12/13/10	(522,740)
					$(521,790)

The Fund pledged U.S Treasury Bills of $1,978,000 as collateral for futures contracts.

(B) Credit Default — Sell Protection swap agreements outstanding at June 30, 2009 (1):

	Notional Amount					Upfront	Unrealized
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Appreciation
Referenced Debt Issuer	(000) (3)	Spread (2)	Date	Received by Fund	Value (4)	Paid(Received)	(Depreciation)
Barclays Bank:
CIT Group	$5,000	19.38%	12/20/09	5.00%	$(315,559)	$(800,000)	$484,441
CIT Group	6,100	16.48%	12/20/13	5.00%	(1,769,720)	(1,555,500)	(214,220)
Citigroup	10,000	4.44%	3/20/14	3.03%	(529,063)	—	(529,063)
General Electric	2,800	4.34%	12/20/13	3.78%	(55,100)	—	(55,100)
SLM	4,550	8.25%	12/20/13	5.00%	(471,480)	(500,500)	29,020
BNP Paribas:
Citigroup	10,000	4.44%	3/20/14	3.20%	(463,757)	—	(463,757)
General Electric	3,050	4.34%	12/20/13	4.60%	33,320	—	33,320
General Electric	3,000	4.34%	12/20/13	4.70%	43,970	—	43,970
Citigroup:
CIT Group	4,000	16.48%	12/20/13	5.00%	(1,160,472)	(990,000)	(170,472)
General Electric	25,000	4.34%	12/20/13	3.80%	(473,300)	—	(473,300)
General Electric	9,000	4.34%	12/20/13	4.10%	(69,622)	—	(69,622)
General Electric	9,500	4.34%	12/20/13	4.25%	(20,308)	—	(20,308)
General Electric	7,600	4.34%	12/20/13	4.65%	97,209	—	97,209
General Electric	20,000	4.34%	3/20/14	3.68%	(492,368)	—	(492,368)
Goldman Sachs	10,000	1.57%	3/20/14	2.65%	465,632	—	465,632
International Lease Finance	4,000	9.03%	12/20/13	5.00%	(500,120)	(640,000)	139,880
Morgan Stanley	10,000	2.11%	3/20/14	3.50%	589,141	—	589,141
Morgan Stanley	10,000	2.11%	3/20/14	3.70%	672,855	—	672,855
SLM	12,250	8.25%	12/20/13	5.00%	(1,269,370)	(1,508,500)	239,130
Credit Suisse First Boston:
HCA	1,000	6.45%	3/20/14	5.00%	(45,430)	(150,000)	104,570
Deutsche Bank:
American Express	10,000	2.77%	3/20/10	3.85%	87,257	—	87,257
American Express	10,000	2.34%	3/20/14	2.60%	115,940	—	115,940
American Express	10,000	2.34%	3/20/14	2.70%	157,491	—	157,491
American International Group	20,000	15.31%	12/20/13	6.60%	(4,750,843)	—	(4,750,843)
CIT Group	14,550	16.48%	12/20/13	5.00%	(4,221,217)	(3,455,750)	(765,467)
General Electric	25,000	4.34%	12/20/13	4.13%	(165,403)	549,213	(714,616)
General Electric	9,500	4.34%	12/20/13	4.23%	(27,398)	—	(27,398)
General Electric	19,400	4.34%	12/20/13	4.70%	284,341	—	284,341
General Electric	15,400	4.34%	12/20/13	4.78%	268,819	—	268,819
Goldman Sachs	12,000	1.57%	3/20/14	2.85%	661,537	—	661,537
Goldman Sachs	10,000	1.57%	3/20/14	2.44%	375,700	—	375,700
International Lease Finance Corp	10,000	9.03%	12/20/13	5.00%	(1,250,301)	(1,475,000)	224,699
Morgan Stanley	10,000	2.11%	3/20/14	3.80%	714,713	—	714,713
Morgan Stanley	15,000	2.11%	3/20/14	4.05%	1,229,034	—	1,229,034
SLM	24,750	8.25%	12/20/13	5.00%	(2,564,644)	(3,240,000)	675,356
Goldman Sachs:
Berkshire Hathaway	1,100	2.31%	6/20/14	1.00%	(62,132)	(57,343)	(4,789)
GMAC	15,000	10.54%	3/20/12	6.45%	(1,297,474)	—	(1,297,474)
Merrill Lynch & Co.:
Dow Jones CDX HY-11 Index	58,740	9.87%	12/20/13	5.00%	(9,111,091)	(15,183,125)	6,072,034
SLM	6,075	8.25%	12/20/13	5.00%	(629,504)	(850,500)	220,996
					$(25,918,717)	$(29,857,005)	$3,938,288

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3) The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4) The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at June 30, 2009 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(C)  Forward foreign currency contracts outstanding at June 30, 2009:

				Unrealized
		U.S.$ Value	U.S.$ Value	Appreciation
	Counterparty	Origination Date	June 30, 2009	(Depreciation)
Purchased:
5,708,000 British Pound settling 7/2/09	Credit Suisse First Boston	$9,120,756	$9,400,217	$279,461
17,000 British Pound settling 7/2/09	Royal Bank of Scotland PLC	26,658	27,997	1,339
Sold:
22,465,250 Brazilian Real settling 8/4/09	HSBC Bank USA	11,500,000	11,393,482	106,518
16,874,596 British Pound settling 7/2/09	Barclays Bank	27,137,894	27,789,921	(652,027)
7,535,000 British Pound settling 7/2/09	Citigroup	11,658,340	12,409,011	(750,671)
26,679,000 British Pound settling 7/2/09	Goldman Sachs & Co.	44,085,223	43,936,300	148,923
2,800,000 British Pound settling 7/2/09	JPMorgan Chase & Co.	4,565,120	4,611,179	(46,059)
48,164,000 British Pound settling 8/6/09	Morgan Stanley	79,566,928	79,316,503	250,425
23,261,000 Euro settling 7/27/09	Barclays Bank	32,416,340	32,627,597	(211,257)
5,500,000 Euro settling 7/27/09	JPMorgan Chase & Co.	7,625,524	7,714,706	(89,182)
				$(962,530)

The Fund received $260,000 in cash as collateral for derivative contracts. Cash collateral received may be invested in accordance with the Fund’s investment strategy.

(D)  The weighted average daily balance of reverse repurchase agreements outstanding during the period ended June 30, 2009 was $74,278,115 at a weighted average interest rate of 1.01%. The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated as collateral for reverse repurchase agreement) for open reverse repurchase agreements at June 30, 2009 was $125,295,663. Open reverse repurchase agreements at June 30, 2009:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Barclays	0.08%	6/23/09	7/22/09	$40,890,727	$40,890,000
Bank of America	0.16%	6/23/09	7/22/09	11,208,391	11,208,000
Credit Suisse First Boston	0.08%	6/22/09	7/22/09	50,393,008	50,392,000
					$102,490,000

The Fund received $1,763,751 in U.S. government agency securities as collateral for reverse repurchase agreements.

Fair Value Measurements–The Fund has adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”).  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair-value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants.  The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access
•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund has adopted FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” (“FAS 157-4”).

FAS 157-4 provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.  FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the three months ended June 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.  The Fund utilized the following fair value techniques on Level 3 investments:  multi-dimensional relational pricing model and option adjusted spread pricing.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009, in valuing each Fund’s assets and liabilities.  Except for the industries or investment types separately stated below, the total amounts for investments in the table below are presented by industry or investment type in each Fund’s Schedule of Investments:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	6/30/2009
Investments in Securities - Assets
Corporate Bonds & Notes	$—	$727,537,799	$44,355,386	$771,893,185
Mortgaged-Backed Securities	—	131,973,712	—	131,973,712
Sovereign Debt Obligations	—	49,836,068	—	49,836,068
Convertible Preferred Stock	27,823,485	—	—	27,823,485
U.S. Government Agency Securities	—	24,753,298	—	24,753,298
Senior Loans	—	23,872,594	—	23,872,594
Asset-Backed Securities	4,027,988	907,888	—	4,935,876
U.S. Treasury Bonds and Notes	—	1,972,903	—	1,972,903
Short-Term Investments	—	62,292,610	3,979,309	66,271,919
Total	$31,851,473	$1,023,146,872	$48,334,695	$1,103,333,040

Investments in Securities - Liabilities
Other Financial Instruments*	$(521,790)	$2,975,758	$—	$2,453,968
Total	$31,329,683	$1,026,122,630	$48,334,695	$1,105,787,008

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of June 30, 2009, were as follows:

	Beginning	Net	Accrued		Total Change	Transfers in
	Balance	Purchases(Sales)	Discounts	Total Realized	in Unrealized	and/or out	Ending Balance
	3/31/2009	and Settlements	(Premiums)	Gain	Gain(Loss)	of Level 3	6/30/2009
Investments in Securities - Assets
Corporate Bonds & Notes	$26,741,870	$17,191,965	$211,058	$19,038	$356,406	$(164,951)	$44,355,386
Short-Term Investments	3,909,988	—	(13,710)	—	83,031	—	3,979,309
Total	$30,651,858	$17,191,965	$197,348	$19,038	$439,437	$(164,951)	$48,334,695

The net change in unrealized appreciation/depreciation on investments held at June 30, 2009 was $399,411.

Disclosures about Derivative Instruments and Hedging Activities-The Fund has adopted FASB Statement of Financial Accounting Standards No. 161, an amendment of FASB Statement No. 133, (“FAS 161”) which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements of FAS 161 distinguish between derivatives which are accounted for as “hedges” and those that do not qualify for such accounting. The Fund reflects derivatives at fair value and such do not qualify for FAS 161 hedge accounting treatment.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2009. Derivative instruments are valued at the unrealized appreciation/depreciation of the instrument:

Derivatives Fair Value
Interest rate contracts	$(521,790)
Foreign exchange contracts	(962,530)
Credit contracts	3,938,288
Total	$2,453,968

Item 2. Controls and Procedures

(a)                                  The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)                                 There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO High Income Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: August 13, 2009

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: August 13, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: August 13, 2009

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: August 13, 2009